SCHEDULE OF LOANS FROM SHAREHOLDERS (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
1 April		$ 10,711,563
Loans advanced		100,000
Loan settled through sale of Solutions Business		(6,000,000)
Loan repayments settled in cash		(3,949,050)
Loan settled in shares		(650,000)
Loan converted to convertible bond		(100,000)
Interest charged		277,959
Interest repayments settled in cash		(318,166)
Interest settled in shares		(72,306)
Loans from shareholders